Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	180,370
Maximum Aggregate Offering Price	$ 24,090,427.73
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,688.24
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the accompanying registration statement on Form S-4MEF filed by Apollo Global Management, Inc. ("Apollo") of which this Exhibit 107 is a part. Note 1(a) The number of shares of common stock, par value $0.00001 per share, of Apollo (the "Apollo common stock") being registered equals (A) (i) the exchange ratio of 0.07081 shares of Apollo common stock (the "Class A exchange ratio") for (x) each share of Class A common stock, par value $0.01 per share, of Bridge Investment Group Holdings Inc. ("Bridge" and, such shares, the "Bridge Class A common stock") and (z) each Class A common unit of Bridge Investment Group Holdings LLC ("Bridge LLC") multiplied by (ii) (a) the maximum number of shares of Bridge Class A common stock issued and outstanding as of August 26, 2025 or issuable (including in respect of Bridge equity awards) in connection with the Corporate Merger and (b) an estimate of the maximum number of Class A common units issued and outstanding as of August 26, 2025 or issuable (including in respect of Bridge LLC equity awards) in connection with the LLC Merger, minus (B) the amount of Apollo common stock that has previously been registered on the Registration Statement on Form S-4 (333-286493) that was filed by Apollo on April 11, 2025, which collectively equals 180,370 shares of Apollo common stock. Note 1(b) The aggregate offering price is calculated using (i) the average of the high and low prices of Bridge Class A common stock as reported on the New York Stock Exchange on August 26, 2025 ($9.4575) multiplied by (ii) the additional shares of Bridge Class A common stock to be converted using the Class A exchange ratio in the Corporate Merger (2,547,230). Note 1(c) The registration fee is calculated by multiplying the estimated aggregate offering price of securities to be registered, in each case, by 0.0001531.